FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Amounts receivable	$ 1,513	$ 529
Long-term investments	3,304	4,176
Warrant liability	733	$ 278
Level 1 of fair value hierarchy [Member]
Statement [Line Items]
Cash	22,341
Amounts receivable	0
Long-term investments	3,304
Total financial assets	25,645
Warrant liability	0
Total financial liabilities	0
Level 2 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	1,513
Long-term investments	0
Total financial assets	1,513
Warrant liability	0
Total financial liabilities	0
Level 3 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	0
Long-term investments	40
Total financial assets	40
Warrant liability	(761)
Total financial liabilities	$ (761)